Commitments and Contingencies - Additional Information (Details) - Building - CNY (¥) ¥ in Thousands		1 Months Ended
	Dec. 31, 2017	Jan. 31, 2019
Long Term Purchase Commitment [Line Items]
Capital commitment for the purchase of a building	¥ 423,441
Subsequent Event
Long Term Purchase Commitment [Line Items]
Number of years of rent agreement		5 years